Business Combinations, Acquisitions, Sale and Non-controlling Interest - Summary of Selected Financial Data From Statements of Financial Position (Detail) $ in Thousands, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Assets:
Current assets	$ 349,055,524	$ 17,734	$ 342,235,218
Total assets	1,429,223,392	72,613	1,486,211,852	$ 1,515,042,274
Liabilities and equity:
Current liabilities	467,090,889	23,731	413,336,497
Non-current liabilities	716,260,081	36,390	812,241,838
Total liabilities	1,183,350,970	60,121	1,225,578,335	1,244,018,507
Equity attributable to equity holders of the parent	195,995,645	9,958	194,164,312
Non-controlling interest	49,876,777	2,534	66,469,205
Total equity	245,872,422	12,492	260,633,517	$ 271,023,767	$ 160,854,186
Total liabilities and equity	1,429,223,392	$ 72,613	1,486,211,852
Subsidiaries with material non-controlling interests [member]
Assets:
Current assets	29,854,542		29,128,486
Non-current assets	131,407,408		150,225,260
Total assets	161,261,950		179,353,746
Liabilities and equity:
Current liabilities	36,822,034		30,192,384
Non-current liabilities	80,023,800		89,048,150
Total liabilities	116,845,834		119,240,534
Equity attributable to equity holders of the parent	22,621,625		25,808,318
Non-controlling interest	21,794,491		34,304,894
Total equity	44,416,116		60,113,212
Total liabilities and equity	$ 161,261,950		$ 179,353,746